SCHEDULE OF SETS FORTH CHANGES IN GROUP’S LONG TERM INVESTMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Initial cost	$ 1,030,461
Loss pick up, carrying value	(98,938)	$ (42,988)
Initial cost		$ 1,030,461
Smart Minds Holdings Limited [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest	24.90%	15.00%
Smart Minds Holdings Limited [Member]
Schedule of Equity Method Investments [Line Items]
Loss pick up, carrying value	$ (98,938)	$ (42,988)
Smart Minds Holdings Limited [Member]
Schedule of Equity Method Investments [Line Items]
Initial cost	1,073,643
Accumulated loss	(42,988)
Carrying value	1,030,461
Initial cost increased, initial cost	1,837,387	1,073,643
Initial cost increased, accumulated loss
Initial cost increased, carrying value	1,837,387	1,073,643
Loss pick up, initial cost
Loss pick up, accumulated loss	(98,938)	(42,988)
Foreign exchange difference, initial cost
Foreign exchange difference, accumulated loss
Foreign exchange difference, carrying value	194	(194)
Changes due to acquisitions, initial cost	(2,911,030)
Changes due to acquisitions, accumulated loss	141,926
Changes due to acquisitions, carrying value	(2,769,104)
Initial cost		1,073,643
Accumulated loss		(42,988)
Carrying value		$ 1,030,461